Offsets	Apr. 17, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Bonk, Inc.
Form or Filing Type	S-3
File Number	333-267644
Initial Filing Date	Sep. 28, 2022
Fee Offset Claimed	$ 7,403.21
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 79,862,040.14
Termination / Withdrawal Statement	On September 28, 2022, the Registrant filed a registration statement on Form S-3 (File No. 333-267644) (as amended, the "2022 Registration Statement") with the Securities and Exchange Commission registering an indeterminate number of securities with a proposed maximum aggregate offering price of $100,000,000. In connection with the filing of the 2022 Registration Statement, the Registrant made a fee payment in the amount of $9,270.00. Pursuant to Rule 457(p) under the Securities Act, registration fees of $7,403.21 that have already been paid and remain unused with respect to an indeterminate number of securities with an aggregate offering price of $79,862,040.14 that were previously registered pursuant to the 2022 Registration Statement and were not sold thereunder may be applied to the filing fees payable pursuant to this Form S-3, and the registrant is applying such fees toward the payment of the registration fee for the offer and sale of securities registered hereunder.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Bonk, Inc.
Form or Filing Type	S-3
File Number	333-267644
Filing Date	Sep. 28, 2022
Fee Paid with Fee Offset Source	$ 7,403.21